Stock-Based Compensation - Summary of Stock Option Activity (Detail) - Stock Option [Member] - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Stock Options, Beginning Balance	1,253,251	345,174
Number of Stock Options, Granted	20,000	1,108,868
Number of Stock Option, Exercised	(13,648)	(183,731)
Number of Stock Options, Forfeited	(122,828)	(17,060)
Number of Stock Options, Ending Balance	1,136,775	1,253,251	345,174
Number of Stock Options, Exercisable	345,895
Weighted Average Exercise Price, Beginning Balance	$ 13.26	$ 9.93
Weighted Average Exercise Price, Granted	15.03	13.84
Weighted Average Exercise Price, Exercised	13.84	10.45
Weighted Average Exercise Price, Forfeited	13.84	13.84
Weighted Average Exercise Price, Ending Balance	13.22	$ 13.26	$ 9.93
Weighted Average Exercise Price, Exercisable	$ 11.74
Weighted Average Remaining Contractual Term	7 years 8 months 23 days	8 years 9 months 11 days	2 years 9 months 15 days
Weighted Average Remaining Contractual Term, Exercisable	6 years 1 month 17 days
Aggregate Intrinsic Value	$ 3,376,943	$ 2,333,383	$ 1,444,950
Aggregate Intrinsic Value, Exercised	24,635	$ 632,424
Aggregate Intrinsic Value, Exercisable	$ 1,538,634
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price, Beginning Balance	$ 9.03	$ 9.03
Weighted Average Exercise Price, Granted	14.89
Weighted Average Exercise Price, Exercised		9.03
Weighted Average Exercise Price, Ending Balance	9.03	9.03	$ 9.03
Weighted Average Exercise Price, Exercisable	9.03
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price, Beginning Balance	13.84	13.32
Weighted Average Exercise Price, Granted	15.16	13.84
Weighted Average Exercise Price, Exercised	13.84	10.46
Weighted Average Exercise Price, Forfeited	13.84	13.84
Weighted Average Exercise Price, Ending Balance	15.16	$ 13.84	$ 13.32
Weighted Average Exercise Price, Exercisable	$ 13.84